Short Term Investments	12 Months Ended
Dec. 31, 2010
Short Term Investments [Abstract]
Short term investments
4.	Short term investments
Trading securities
In 2009, the Group liquidated its investment in a currency fund. The Company did not acquire or liquidate any other trading securities for the year ended December 31, 2009 and 2010.
Available-for-sale securities
In 2008, the Company obtained approximately US$100,000 worth of USD 3-Month LCMNER Index-Linked Note (the “Note”), issued by Lehman Brothers Treasury Co. B.V. (“Lehman Treasury”) incorporated in the Netherlands, guaranteed by Lehman. Lehman Europe is the dealer of the Note. This note is linked to an index of Lehman Brothers Commodity Alpha Trading Strategies I Excess Return (LCMNER). The maturity date of the Note was October 9th, 2008, with 100% principal protection guaranteed by Lehman Brothers Holdings Inc. The Note and the guarantee rank equally with all unsecured obligations of the issuer and guarantor. On September 19, 2008 the Amsterdam District Court granted Lehman Treasury a provisional suspension of payments and subsequently declared Lehman Treasury bankrupt on October 8, 2008. The Note was not repaid by Lehman Treasury and the Company made a full impairment amounted to RMB 686,320 against it in 2008. On December 6, 2010, the Company completed the sale of this Note through a competitive bidding process with multiple bidders. The cash consideration received of RMB 231,163 (US$34,625) was recorded as a gain therein Other Income.
As of December 31, 2009 and 2010, the Company did not have any other available-for-sale securities.